Personnel Costs - Additional Information (Detail) - EUR (€)		12 Months Ended
	Dec. 20, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other wages and salaries			€ 10,916,000
Employee gift expenses	€ 10,916,000		1,500
Share based payments related to long-term incentives granted		€ 13,579,000	16,290,000	€ 0
Other equity incentives to key management			3,536,000
Severance indemnities		2,199,000	8,996,000	12,308,000
Supply chain
Disclosure of terms and conditions of share-based payment arrangement [line items]
Severance indemnities		1,611,000	7,828,000	1,599,000
Headquarter functions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Severance indemnities		588,000	1,168,000	5,371,000
Woman division business
Disclosure of terms and conditions of share-based payment arrangement [line items]
Severance indemnities		0	0	3,407,000
Provision for severance indemnities
Disclosure of terms and conditions of share-based payment arrangement [line items]
Severance indemnities		0	0	1,931,000
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted value under share based arrangement			5,380,000
Senior Management and Certain Other Employees | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments related to long-term incentives granted		3,862,000	0	0
Zegna directors | Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted value under share based arrangement		2,137,000	5,380,000	0
Zegna non-executive directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted value under share based arrangement		€ 791,000	0	0
Zegna non-executive directors | Private warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Private warrants issued			1,236,000
Warrants issued (in shares)		800,000
2022 | Chief Executive Officer (CEO)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments related to long-term incentives granted		€ 6,789,000	6,138,000	0
2023 | Chief Executive Officer (CEO)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments related to long-term incentives granted		6,789,000	6,138,000	0
2024 | Chief Executive Officer (CEO)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments related to long-term incentives granted		6,789,000	6,138,000	0
LTI Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payments related to long-term incentives granted		€ 6,789,000	€ 6,138,000	€ 0